Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH AND CASH EQUIVALENTS
27.	CASH AND CASH EQUIVALENTS

	As at December 31,
	2020	2019
Cash on hand	6,603	8,692
Bank deposits	16,590,797	20,611,786
Other monetary funds	23,890	-
	16,621,290	20,620,478

	As at December 31,
	2020	2019
Renminbi	16,620,458	20,618,675
Hong Kong Dollars	13	983
United States Dollars	820	820
	16,621,290	20,620,478

Cash and cash equivalents comprise cash held by the Group and short-term deposits with an original maturity of three months or less. Bank deposits as at December 31, 2020 carry interest at market rates which ranged from 0.30% to 0.40% (2019: 0.30%-0.40%) per annum. Majority of our cash is deposited with financial institution in the PRC. Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.